Expense Example	Apr. 30, 2025 USD ($)
MUSQ Global Music Industry Index ETF | MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,095
ROBO Global(R) Robotics and Automation Index ETF | ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
ROBO Global(R) Healthcare Technology and Innovation ETF | ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	979
ROBO Global(R) Artificial Intelligence ETF | ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	$ 924